NATURE OF OPERATIONS (Details) $ / shares in Units, shares in Millions, $ in Millions			12 Months Ended
	Aug. 30, 2021 $ / shares shares	Jul. 30, 2021 $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 country product	Jan. 30, 2023 USD ($)	Jul. 29, 2021	Jul. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of products grown and sourced | product				300
Number of countries products are grown and sourced | country				100
Number of countries products are distributed to | country				30
Number of Countries in Which Products are Distributed and Marketed | country				85
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Vegetables Transaction | Fresh Express
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Sale of division					$ 293.0
IPO
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued (in shares) | shares		25.0
Price per share of shares issued (in USD per share) | $ / shares		$ 16.00
Gross proceeds from issuance of shares			$ 428.5
Underwriting fees and other issuance costs			29.6
Net proceeds from issuance of shares			$ 398.9
Over-Allotment Option
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued (in shares) | shares	1.8
Price per share of shares issued (in USD per share) | $ / shares	$ 16.00
Total Produce | Dole plc
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Equity interest prior to acquisition						82.50%
C&C Parties | Dole plc
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Equity interest prior to acquisition						17.50%
Legacy Dole | Total Produce
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Ownership percentage							45.00%